Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies (Details) [Line Items]
Foreign currency translation description			The functional currency of certain subsidiaries was the British Pound (“GBP”) (1.2386 and 1.2098 GBP to 1 US dollar, each as of September 30, 2023 and December 31, 2022, respectively) for balance sheet accounts, while expense accounts are translated at the weighted average exchange rate for the period (1.2655 and 1.1772 GBP to 1 US dollar for each of the three months ended September 30, 2023 and 2022, respectively, and 1.2442 and 1.2597 GBP to 1 US dollar each for the nine months ended September 30, 2023 and 2022, respectively). Equity accounts are translated at historical exchange rates. The resulting translation adjustments are recognized in stockholders’ (deficit) equity as a component of accumulated other comprehensive (loss) income.
Other comprehensive gain (loss)	$ 51,316	$ (1,871,072)	$ 36,712	$ (4,507,204)	$ (3,702,963)	$ 180,554
Foreign currency transaction gain loss	(2,952)	$ (14,031)	(1,485)	$ (14,151)	(12,777)	(69)
Asset carrying amount					12,405,084
Fair market value					9,063,000
Assets exceeded market values					3,342,084
In-process research and development					9,063,000	12,575,780
Loss on impairment					$ 9,063,000
In-process research and development assets	2,300,000		2,300,000
Foreign currency translation description					The functional currency of certain subsidiaries is the Canadian Dollar (“CAD”) or British Pound (“GBP”). Assets and liabilities are translated based on the exchange rates at the balance sheet date (0.7369 and 0.7874 for the CAD, 1.2098 and 1.3510 for the GBP as of December 31, 2022 and 2021, respectively), while expense accounts are translated at the weighted average exchange rate for the period (0.7689 and 0.7977 for the CAD, and 1.2173 and 1.3753 for the GBP for the years ended December 31, 2022 and 2021, respectively). Equity accounts are translated at historical exchange rates. The resulting translation adjustments are recognized in stockholders’ equity as a component of accumulated other comprehensive income.
Restricted cash					$ 25,079
Incurred expenses					2,191,834	1,000,769
Research and development expenses	$ 87,846		$ 314,028		240,731	$ 2,947,536
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Fair market value					0
Assets exceeded market values					1,462,084
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Fair market value					9,063,000
Assets exceeded market values					1,880,000
In-process research and development					9,063,000
Revision of Prior Period, Accounting Standards Update, Adjustment [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
In-process research and development					9,063,000
CBR Pharma [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Asset carrying amount					1,462,084
CBR Pharma [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
In-process research and development					0
180 LP [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Asset carrying amount					$ 10,943,000